DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166

April 8, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Dreyfus Short Intermediate Government Fund (the "Fund")
      Registration File Nos. 33-9634; 811-4888

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1) the forms of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund's most recent post-effective registration statement amendment (the "Amendment"); and

(2)  the text of the Amendment was filed electronically on April 1, 2003.



DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND

By:   /s/ Robert R. Mullery
      Robert R. Mullery
      Assistant Secretary